Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Hedging instruments | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 1,200	$ 1,300
Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,262	1,363
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	6,385	3,593
Financial liabilities, at fair value	6,385	3,593
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	6,385	3,593
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured At Fair Value | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,246	1,306
Financial assets, at fair value	1,246	1,306
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,246	1,306
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2	5
Financial assets, at fair value	2	5
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2	5
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward cap contracts (Note 12)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	15	52
Financial assets, at fair value	15	52
Measured At Fair Value | Forward cap contracts (Note 12) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward cap contracts (Note 12) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	15	52
Measured At Fair Value | Forward cap contracts (Note 12) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	6,385	3,593
Measured At Fair Value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,262	1,363
Measured At Fair Value | Hedging instruments | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,246	1,306
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2	5
Measured At Fair Value | Hedging instruments | Forward cap contracts (Note 12)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	15	52
Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0
Not Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	408,163	654,484
Financial liabilities	1,345,879	1,821,664
Not Measured At Fair Value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	856,860	1,223,451
Financial liabilities, at fair value	864,848	1,235,770
Not Measured At Fair Value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	864,848	1,235,770
Not Measured At Fair Value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,571
Financial liabilities, at fair value	206,700
Not Measured At Fair Value | Unsecured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	206,700
Not Measured At Fair Value | Unsecured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Unsecured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,279
Financial liabilities, at fair value	207,099
Not Measured At Fair Value | Unsecured notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	207,099
Not Measured At Fair Value | Unsecured notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Unsecured notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	151,353	247,213
Financial liabilities, at fair value	151,353	247,213
Not Measured At Fair Value | Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	151,353	247,213
Not Measured At Fair Value | Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	66,921	75,624
Financial liabilities, at fair value	62,387	70,074
Not Measured At Fair Value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	62,387	70,074
Not Measured At Fair Value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	71,958	76,391
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	508	414
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	48,371	62,474
Financial assets, at fair value	44,512	52,591
Not Measured At Fair Value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	44,512	52,591
Not Measured At Fair Value | Lease receivables (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,681	8,609
Financial assets, at fair value	7,925	9,961
Not Measured At Fair Value | Lease receivables (Note 10) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Lease receivables (Note 10) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	7,925	9,961
Not Measured At Fair Value | Lease receivables (Note 10) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	191,633	286,447
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	161,478	296,954
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,345,879	1,821,664
Not Measured At Fair Value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	856,860	1,223,451
Not Measured At Fair Value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,571
Not Measured At Fair Value | Other financial liabilities | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,279
Not Measured At Fair Value | Other financial liabilities | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	151,353	247,213
Not Measured At Fair Value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	66,921	75,624
Not Measured At Fair Value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	71,958	76,391
Not Measured At Fair Value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	508	414
Not Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	408,163	654,484
Not Measured At Fair Value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	48,371	62,474
Not Measured At Fair Value | Financial assets at amortised cost | Lease receivables (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,681	8,609
Not Measured At Fair Value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	191,633	286,447
Not Measured At Fair Value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 161,478	$ 296,954